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                        Howard & Howard Attorneys, P.C.
                                   Suite 101
                           1400 North Woodward Avenue
                           Bloomfield Hills, MI 48304
                                 (810) 645-1483


                                 June 30, 1997


EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C. 20549


       Re:  The Parkstone Group of Funds
            1933 Act File No. 33-13283
            1940 Act File No. 811-5105


Greetings:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-captioned Trust hereby certifies that the definitive form of prospectus for the Parkstone LifeWorks Funds, representing three series of the Parkstone Group of Funds, and the definitive form of combined statement of additional information of the Parkstone Group of Funds, dated December 30, 1996, do not differ from the forms of prospectus and combined statement of additional information contained in the most recent registration statement for the Trust. The registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 34 on June 27, 1997.


        If you have any questions regarding this certification, please call Robert C. Rosselot at (810) 433-7421 or the undersigned at (810) 433-7308.

                                             Very truly yours,

                                             HOWARD & HOWARD ATTORNEYS, P.C.

                                             /S/ Melanie Mayo West
                                             ------------------------
                                             Melanie Mayo West